Investment Objectives and Goals	Oct. 22, 2025
Roundhill Investment Grade Bond WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Investment Grade Bond WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares iBoxx $ Investment Grade Corporate Bond ETF (NYSE Arca: LQD) (the “Investment Grade Bond ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares iBoxx $ Investment Grade Corporate Bond ETF (NYSE Arca: LQD) (the “Investment Grade Bond ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Dow 30 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Dow 30 WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the SPDR® Dow Jones® Industrial AverageSM ETF Trust (NYSE Arca: DIA) (the “Dow 30 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the SPDR® Dow Jones® Industrial AverageSM ETF Trust (NYSE Arca: DIA) (the “Dow 30 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Emerging Markets WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Emerging Markets WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of iShares MSCI Emerging Markets ETF (NYSE Arca: EEM) (the “Emerging Markets ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of iShares MSCI Emerging Markets ETF (NYSE Arca: EEM) (the “Emerging Markets ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Developed Markets WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Developed Markets WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares MSCI EAFE ETF (NYSE Arca: EFA) (the “Developed Markets ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares MSCI EAFE ETF (NYSE Arca: EFA) (the “Developed Markets ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Ether WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Ether WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares Ethereum Trust ETF (Nasdaq: ETHA) (the “Ether ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares Ethereum Trust ETF (Nasdaq: ETHA) (the “Ether ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Gold WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Gold WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the SPDR Gold Trust (NYSE Arca: GLD) (the “Gold ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the SPDR Gold Trust (NYSE Arca: GLD) (the “Gold ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill High Yield Bond WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill High Yield Bond WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares iBoxx $ High Yield Corporate Bond ETF (NYSE Arca: HYG) (the “High Yield Bond ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares iBoxx $ High Yield Corporate Bond ETF (NYSE Arca: HYG) (the “High Yield Bond ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Bitcoin WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Bitcoin WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of the iShares Bitcoin Trust ETF (Nasdaq: IBIT) (the “Bitcoin ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of common shares of the iShares Bitcoin Trust ETF (Nasdaq: IBIT) (the “Bitcoin ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Russell 2000 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Russell 2000 WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares Russell 2000 ETF (NYSE Arca: IWM) (the “Russell 2000 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares Russell 2000 ETF (NYSE Arca: IWM) (the “Russell 2000 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Innovation-100 WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Innovation-100 WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of the Invesco QQQ Trust, Series 1 (Nasdaq: QQQ) (the “Innovation-100 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of the Invesco QQQ Trust, Series 1 (Nasdaq: QQQ) (the “Innovation-100 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Semiconductor WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Semiconductor WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the VanEck Semiconductor ETF (Nasdaq: SMH) (the “Semiconductor ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the VanEck Semiconductor ETF (Nasdaq: SMH) (the “Semiconductor ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill S&P 500® WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill S&P 500® WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the SPDR® S&P 500® ETF Trust (NYSE Arca: SPY) (the “S&P 500 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the SPDR® S&P 500® ETF Trust (NYSE Arca: SPY) (the “S&P 500 ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Treasury Bond WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Treasury Bond WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares 20+ Year Treasury Bond ETF (Nasdaq: TLT) (the “Treasury Bond ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the iShares 20+ Year Treasury Bond ETF (Nasdaq: TLT) (the “Treasury Bond ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.
Roundhill Gold Miners WeeklyPay™ ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Gold Miners WeeklyPay™ ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to pay weekly distributions. The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the VanEck Gold Miners ETF (NYSE Arca: GDX) (the “Gold Miners ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.

Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide calendar week returns, before fees and expenses, that correspond to 1.2 times (120%) the calendar week total return of shares of the VanEck Gold Miners ETF (NYSE Arca: GDX) (the “Gold Miners ETF”). The Fund does not seek to and will not achieve its secondary investment objective for a period of time other than a calendar week.